Long-Term Debt - Additional Information (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($) term_loan	Jan. 31, 2020 USD ($) credit_facility term_loan	Dec. 31, 2020 USD ($) credit_facility term_loan vessel valuator	Dec. 31, 2019 USD ($) term_loan credit_facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 32,000,000.0	$ 80,000,000.0
Total principal			$ 249,568,000	$ 562,861,000
Repayments of Debt	$ 85,100,000	$ 455,300,000
Interest at a weighted-average fixed rate			2.60%	3.70%
Aggregate annual long-term principal repayments, 2020			$ 11,200,000
Aggregate annual long-term principal repayments, 2021			11,200,000
Aggregate annual long-term principal repayments, 2022			42,200,000
Long-term debt, maturities, repayments of principal in year four			$ 185,000,000.0
Number of Third Party Valuators | valuator			2
Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	1	2	1	3
Total principal			$ 64,568,000	$ 221,729,000
Fixed rate percentage				5.40%
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel			31
Debt covenant minimum hull coverage ratio			125.00%
Actual hull coverage ratio			404.00%
Minimum liquidity covenant requirement			$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement			5.00%
Term Loan Due 2023
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel			4
Debt covenant minimum hull coverage ratio			125.00%
Actual hull coverage ratio			189.00%
Minimum liquidity covenant requirement			$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement			5.00%
Term Loan Due 2023 | Secured Debt
Debt Instrument [Line Items]
Total principal			$ 64,600,000
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.25%
Minimum [Member] | Term Loan Due 2023 | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Term			6 months
Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.40%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.25%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.00%
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		2	1	2
Line of Credit Facility, Maximum Borrowing Capacity			$ 438,400,000	$ 371,500,000
Undrawn amount of revolving credit facility			253,400,000	30,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Next Twelve Months			91,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Two			80,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Three			65,300,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Four			201,300,000
Total principal			185,000,000	$ 341,132,000
Revolving Credit Facilities | 2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Total principal			$ 185,000,000.0
Revolving Credit Facilities | Minimum [Member] | 2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, Term			6 months
Revolving Credit Facilities | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Revolving Credit Facilities | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.00%
Revolving Credit Facilities | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.75%